Ivy Funds

Supplement dated July 26, 2018 to the

Ivy Funds Statement of Additional Information

dated January 31, 2018

as supplemented February 26, 2018, April 12, 2018, April 13, 2018, April 30, 2018, May 15, 2018, May 21, 2018 and July 6, 2018

Effective July 31, 2018, the following paragraphs replace the fourth, fifth and ninth full paragraphs, respectively, of the “Investment Advisory and Other Services” section on page 93:

Through January 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Apollo Multi-Asset Income Fund as follows: Class A shares at 1.30%; Class C shares at 2.17%; and Class Y Shares at 1.25%.

Through January 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Apollo Strategic Income Fund as follows: Class A shares at 1.15%; Class C shares at 1.85%; and Class Y Shares at 1.10%.

Through January 31, 2019, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy IG International Small Cap Fund as follows: Class A shares at 1.45%.

Effective July 31, 2018, the following paragraphs are inserted immediately following the fourth, fifth and ninth full paragraphs, respectively, of the “Investment Advisory and Other Services” section on page 93:

Through January 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Apollo Multi-Asset Income Fund as follows: Class I shares and Class N shares at 0.75%.

Through January 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy Apollo Strategic Income Fund as follows: Class I shares and Class N shares at 0.67%.

Through January 31, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Ivy IG International Small Cap Fund as follows: Class I shares and Class N shares at 0.99%.

Supplement	Statement of Additional Information	1